Agreements (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Agreements (Textual) [Abstract]
Total amount of agreements for space segments	₪ 236
Business obligation to acquire terminal equipment	78	₪ 147
Acquire additional indefeasible rights of use	465
Acquisition of fixed assets, intangible assets, additional assets, and routine services amount	₪ 392